Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 1,812.9	$ 1,185.8
Short-term investments	41.0	517.0
Receivables, net	2,719.1	1,966.7
Inventories, net	3,132.4	2,741.2
Other	463.2	499.9
Total current assets	8,168.6	6,910.6
Plant and equipment, net	2,036.9	1,765.1
Goodwill	2,924.8	1,923.9
Intangibles, net	903.7	335.8
Other assets	214.5	222.8
Total assets	14,248.5	11,158.2
Liabilities and stockholders' equity
Short-term Debt	297.0	29.2
Accounts payable and accrued liabilities	3,883.4	3,045.7
Accrued income taxes	80.1	94.1
Total current liabilities	4,260.5	3,169.0
Long-term debt	2,562.8	2,047.0
Deferred income taxes	276.8	131.7
Other long-term liabilities	233.0	244.4
Total liabilities	7,333.1	5,592.1
Commitments and contingencies
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2013 and 2012	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	3,206.9	2,094.6
Retained earnings	4,819.9	4,120.7
Accumulated other elements of comprehensive income (loss)	(79.5)	(30.0)
Less: Treasury stock at cost, 41,683,164 shares at December 31, 2013 and 16,415,336 shares at December 31, 2012	(2,098.0)	(621.8)
Total Cameron stockholders' equity	5,851.9	5,566.1
Noncontrolling interests	1,063.5	0
Total equity	6,915.4	5,566.1
Total liabilities and stockholders' equity	$ 14,248.5	$ 11,158.2